Cover	Sep. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity File Number	001-41626
Entity Registrant Name	NYIAX, Inc.
Entity Central Index Key	0001679379
Entity Tax Identification Number	46-0547534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	180 Maiden Lane,
Entity Address, Address Line Two	11
Entity Address, Address Line Three	th
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(917)
Local Phone Number	444-9259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Floor